Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000171459 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Value Fund (Class R6) – including sales charge
Average Annual Return, Percent	1.89%	8.24%	7.88%
C000006336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Value Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	1.91%	8.17%		7.89%
C000031061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Value Fund (Class R) – including sales charge
Average Annual Return, Percent	1.39%	7.61%		7.35%
C000006335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Value Fund (Class C) – including sales charge
Average Annual Return, Percent	0.03%	7.07%		6.81%
C000006333 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Value Fund (Class A) – including sales charge
Average Annual Return, Percent	(4.25%)	6.61%		6.98%
Without Sales Load [Member] | C000171459 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Value Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	1.89%	8.24%	7.88%
Without Sales Load [Member] | C000006336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Value Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	1.91%	8.17%		7.89%
Without Sales Load [Member] | C000031061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Value Fund (Class R) – excluding sales charge
Average Annual Return, Percent	1.39%	7.61%		7.35%
Without Sales Load [Member] | C000006335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Value Fund (Class C) – excluding sales charge
Average Annual Return, Percent	0.80%	7.07%		6.81%
Without Sales Load [Member] | C000006333 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Value Fund (Class A) – excluding sales charge
Average Annual Return, Percent	1.59%	7.88%		7.62%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	14.09%	14.53%	14.96%	14.38%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	7.25%	12.01%	10.42%	10.21%